Other Finance Expenses - Components interest expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Other Finance Expenses
Interest expense	$ 16,320	$ 17,349	$ 33,239	$ 34,121
Amortization of debt issuance cost and fair value of debt assumed	543	758	1,089	1,355
Total interest expense	$ 16,863	$ 18,107	$ 34,328	$ 35,476